Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	As at March 31
Particulars	2019	2020
Other trade payables	69,204	21,018
Accrued expenses	41,766	49,729
Total	110,970	70,747